DEFINED CONTRIBUTION PLAN	12 Months Ended
Dec. 31, 2023
Retirement Benefits [Abstract]
DEFINED CONTRIBUTION PLAN

NOTE 14 – DEFINED CONTRIBUTION PLAN

The Company has a 401(k)-retirement savings plan (the “401(k) Plan”) covering all eligible employees. The 401(k) Plan allows employees to defer a portion of their annual compensation, and the Company may match a portion of the employees’ contributions generally after the first six months of service. During the year ended December 31, 2023, the Company matched 100% of the first 4% of eligible employee compensation that was contributed to the 401(k) Plan. For the year ended December 31, 2023, the Company recognized expense for matching cash contributions to the 401(k) Plan totaling $216,332.